Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
15. Derivative Instruments and Hedging Activities
The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.
Foreign Exchange Risk
From time to time the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2020, the Company was not committed to any foreign currency forward contracts.

The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity dates of the swaps, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal amounts of the Company’s NOK-denominated bonds due in 2021, 2023 and 2025. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2021, 2023 and 2025. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2021, 2023 and 2025. As at December 31, 2020, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD				Fair Value / Carrying Amount of Asset / (Liability)	Remaining Term (years)
		Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable
1,200,000	146,500	NIBOR	6.00%	7.72%	(9,051)	0.8
850,000	102,000	NIBOR	4.60%	7.89%	(10,971)	2.7
1,000,000	112,000	NIBOR	5.15%	5.74%	4,505	4.7
					(15,517)
Interest Rate Risk
The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2020, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	811,166	(71,714)	3.7	3.0
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	70,708	(6,159)	2.7	3.9
			(77,873)
(1)Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2020, ranged from 0.3% to 4.25%.
(2)Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Three interest rate swaps are subject to mandatory early termination in 2021 and 2024, at which time the swaps will be settled based on their fair value. In February 2021, one of the three swaps was terminated.
Stock Purchase Warrants
Prior to the 2019 Brookfield Transaction, Teekay held 15.5 million Brookfield Transaction Warrants and 1,755,000 Series D Warrants of Altera (see Note 13). As part of the 2019 Brookfield Transaction, Teekay sold to Brookfield all of the Company’s remaining interests in Teekay Offshore, which included, among other things, both the Brookfield Transaction Warrants and Series D Warrants.
Tabular Disclosure
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other long-term liabilities
As at December 31, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(70)	(3,162)	(9,631)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	(5,372)	(43,590)	(16,048)
Cross currency swap agreements	—	4,505	(701)	(11,434)	(7,887)
	—	4,505	(6,143)	(58,186)	(33,566)

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other long-term liabilities
As at December 31, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(13)	(836)	(3,475)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(202)	—
Interest rate swap agreements	932	1,916	(2,948)	(15,478)	(29,452)
Cross currency swap agreements	—	—	(456)	(22,661)	(18,987)
Forward freight agreements	—	—	—	(86)	—
	932	1,916	(3,417)	(39,263)	(51,914)
(1)Represents accrued interest related to derivative instruments recorded in accrued liabilities and other on the consolidated balance sheets (see Note 6).
(2)Represents the current portion of derivative liabilities recorded in accrued liabilities and other on the consolidated balance sheets (see Note 6).

As at December 31, 2020, the Company had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s audited consolidated balance sheets. As at December 31, 2020, these derivatives had an aggregate fair value asset amount of $4.5 million (December 31, 2019 – $3.1 million) and an aggregate fair value liability amount of $73.7 million (December 31, 2019 – $74.3 million). As at December 31, 2020, the Company had $3.8 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements (December 31, 2019 – $14.3 million). The deposit is presented in restricted cash – current and long-term on the consolidated balance sheets.

For the periods indicated, the following table presents the effective portion of (losses) gains on consolidated interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Year Ended December 31, 2020
Amount of Loss Recognized in OCI (effective portion)	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (1)
$	$
(8,481)	(2,320)

Year Ended December 31, 2019
Amount of Loss Recognized in OCI (effective portion)	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (1)
$	$
(7,458)	376

Year Ended December 31, 2018
Amount of Gain Recognized in OCI (effective portion)	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (1)	Amount of Gain Recognized in Interest Expense (ineffective portion)
$	$	$
2,128	(152)	740
(1)See Note 1 – adoption of ASU 2017-12.

Realized and unrealized (losses) and gains from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized losses on non-designated derivatives in the consolidated statements of income (loss). The effect of the (losses) and gains on derivatives not designated as hedging instruments in the consolidated statements of income (loss) are as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Realized (losses) gains relating to:
Interest rate swap agreements	(17,483)	(8,296)	(13,898)
Interest rate swap agreement terminations	—	—	(13,681)
Foreign currency forward contracts	138	(147)	—
Stock purchase warrants	—	(25,559)	—
Forward freight agreements	(1,242)	1,490	137
	(18,587)	(32,512)	(27,442)
Unrealized (losses) gains relating to:
Interest rate swap agreements	(17,558)	(7,878)	33,700
Foreign currency forward contracts	202	(200)	—
Stock purchase warrants	—	26,900	(21,053)
Forward Freight Agreements	86	(29)	(57)
	(17,270)	18,793	12,590
Total realized and unrealized losses on derivative instruments	(35,857)	(13,719)	(14,852)

Realized and unrealized losses of the cross currency swaps are recognized in earnings and reported in foreign exchange (loss) gain in the consolidated statements of income (loss). The effect of the losses on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Year Ended December 31,
	2020 $	2019 $	2018 $
Realized losses on maturity and/or partial termination of cross currency swaps	(33,844)	—	(42,271)
Realized losses	(6,588)	(5,062)	(6,533)
Unrealized gains (losses)	26,832	(13,239)	21,240
Total realized and unrealized losses on cross currency swaps	(13,600)	(18,301)	(27,564)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.